Document And Entity Information	Oct. 26, 2026
Document Information [Line Items]
Entity Address, Postal Zip Code	70801
Entity Tax Identification Number	20-5340628
Entity File Number	001-38447
Entity Central Index Key	0001624322
Entity Incorporation, State or Country Code	LA
Entity Registrant Name	BUSINESS FIRST BANCSHARES, INC.
Document Type	8-K
Document Period End Date	Oct. 26, 2026
Entity Address, Address Line One	500 Laurel Street, Suite 101
Entity Address, City or Town	Baton Rouge
Entity Address, State or Province	LA
City Area Code	225
Local Phone Number	248-7600
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	BFST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false